Dissagreggated Revenue (Details) - Schedule of Revenue is Disaggregated by the Geographical Locations	12 Months Ended
	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Geographical locations:
Revenue by geographical locations	$ 174,202,627	$ 22,302,504	$ 347,451,568	$ 240,536,527
Geographical locations [Member]
Geographical locations:
Revenue by geographical locations	174,202,627		347,451,568	240,536,527
The United States and Canada [Member]
Geographical locations:
Revenue by geographical locations		16,915,437
The United States and Canada [Member] | Geographical locations [Member]
Geographical locations:
Revenue by geographical locations	132,124,783		328,293,299	235,568,451
The UK [Member]
Geographical locations:
Revenue by geographical locations		2,291,423
The UK [Member] | Geographical locations [Member]
Geographical locations:
Revenue by geographical locations	17,898,073		11,145,014	3,080,163
Others [Member]
Geographical locations:
Revenue by geographical locations		$ 3,095,644
Others [Member] | Geographical locations [Member]
Geographical locations:
Revenue by geographical locations	$ 24,179,771		$ 8,013,255	$ 1,887,913